Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date [Axis]: 2025-12-31
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis [Text Block]	In December 2025, the Board of Directors adopted the SharonAI Holdings, Inc. Policy on Recovery of Erroneously Awarded Compensation (the “Clawback Policy”), effective December 18, 2025, in accordance with Section 10D of the Securities Exchange Act of 1934, as amended, Rule 10D-1 promulgated thereunder, and the applicable listing standards of The Nasdaq Stock Market. The Clawback Policy applies to current and former “Senior Executives” of the Company, as defined therein, and provides for the reasonably prompt recovery of “Erroneously Awarded Compensation” — that is, the amount of Incentive-Based Compensation received by a covered Senior Executive that exceeds the amount that would have been received had such compensation been calculated based on restated financial results — in the event the Company is required to prepare an Accounting Restatement due to material noncompliance with any financial reporting requirement under U.S. securities laws. Recovery is required regardless of whether the Senior Executive engaged in any misconduct and regardless of whether the Senior Executive is currently employed by the Company. The Clawback Policy covers Incentive-Based Compensation received on or after the Effective Date during the three completed fiscal years immediately preceding the date on which the Company is required to prepare an Accounting Restatement (the “Look-Back Period”). The Clawback Policy is administered by the Compensation Committee of the Board of Directors. A copy of the Clawback Policy was filed as an exhibit to the Company’s Current Report on Form 8-K filed with the SEC on December 18, 2025.

During the fiscal year ended December 31, 2025, the Company was not required to prepare an Accounting Restatement that triggered any recovery obligation under the Clawback Policy, and there was no outstanding balance of erroneously awarded compensation remaining to be recovered as of December 31, 2025.